COMMON SHARES - Repurchased (Details) - CAD CAD / shares in Units, CAD in Millions		1 Months Ended	12 Months Ended
	Nov. 19, 2015	Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Class of Stock [Line Items]
Number of shares approved to be repurchased and canceled from the Toronto Stock Exchange (in shares)	21,270,257
Number of common shares repurchased (in shares)		6,784,738
Average price per share of common shares repurchased (in Canadian dollars per share)		CAD 43.29
Value recorded for common stock repurchased		CAD 294
Common Shares
Class of Stock [Line Items]
Percentage of shares authorized to be repurchased and canceled	3.00%
Number of common shares repurchased (in shares)			6,785,000
Value recorded for common stock repurchased			CAD 130	CAD 0	CAD 0
Additional Paid-In Capital
Class of Stock [Line Items]
Value recorded for common stock repurchased			CAD 164	CAD 0	CAD 0